PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)
Renewable Power | Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	47.00%	47.00%	47.00%	47.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 95
Estimates of Future Electricity Prices (weighted average)	$ 62
Renewable Power | Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	68.00%	68.00%	68.00%	68.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 295
Estimates of Future Electricity Prices (weighted average) | R$		R$ 273
Renewable Power | Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	25.00%	25.00%	25.00%	25.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)				$ 217,000
Estimates of Future Electricity Prices (weighted average)				$ 257,000
Renewable Power | Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	71.00%	71.00%	71.00%	71.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €			€ 82
Estimates of Future Electricity Prices (weighted average) | €			€ 75
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	17.00%	17.00%	17.00%	17.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 87
Estimates of Future Electricity Prices (weighted average)	$ 122
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	33.00%	33.00%	33.00%	33.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 407
Estimates of Future Electricity Prices (weighted average) | R$		R$ 411
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	0.00%	0.00%	0.00%	0.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)				$ 272,000
Estimates of Future Electricity Prices (weighted average)				$ 358,000
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	13.00%	13.00%	13.00%	13.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €			€ 102
Estimates of Future Electricity Prices (weighted average) | €			€ 84
Bottom of range | Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	1 year
Period of power prices from long-term power purchase agreements	1 year
Period of estimates of future electricity prices	1 year
Bottom of range | Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	11 years
Period of power prices from long-term power purchase agreements	11 years
Period of estimates of future electricity prices	11 years
Top of range | Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	10 years
Period of power prices from long-term power purchase agreements	10 years
Period of estimates of future electricity prices	10 years
Top of range | Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	20 years
Period of power prices from long-term power purchase agreements	20 years
Period of estimates of future electricity prices	20 years